Note 10 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards, Total	$ 26,200,000		$ 25,700,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 100,000	$ 300,000	$ 1,500,000	$ 1,600,000